UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number    811-10145
                                                     ----------------------

                              BAILLIE GIFFORD FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Angus N G Macdonald
                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
               --------------------------------------------------
                     (Name and address of agent for service)


               Registrant's telephone number, including area code:
                              011-44-131-275-2000

                      Date of fiscal year end: December 31
                                               ------------

                     Date of reporting period: June 30, 2007
                                               -------------

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act is as follows:

BAILLIE GIFFORD
--------------------------------------------------------------------------------
EMERGING MARKETS FUND
Semi-Annual Report
June 30, 2007 (Unaudited)

INDEX

BAILLIE GIFFORD EMERGING MARKETS FUND

--------------------------------------------------------------------------------

                                                                    PAGE NUMBER

FUND EXPENSES                                                             1

EMERGING MARKETS FUND

         Portfolio of Investments                                         3

         Industry Diversification Table                                   7

         Statement of Assets and Liabilities                              8

         Statement of Operations                                          9

         Statements of Changes in Net Assets                              10

         Financial Highlights

                  Selected Data for Class II                              11

                  Selected Data for Class III                             12

         Notes to Financial Statements                                    13

         Supplemental Information                                         20

         Investment Advisory Agreement Renewal                            22

FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000,000 (the minimum investment requirement) invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000,000 (for example, an $8,600,000 account value divided by $1,000,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    ANNUALIZED        EXPENSES PAID
                                                             BEGINNING             ENDING          EXPENSE RATIO         DURING
                                                              ACCOUNT             ACCOUNT         BASED ON PERIOD        PERIOD
                                                               VALUE               VALUE            01/01/07 TO        01/01/07 TO
                                                              01/01/07            06/30/07           06/30/07           06/30/07
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS II
       Actual                                              $1,000,000.00       $1,184,118.49           1.03%            $5,552.62
       Hypothetical (5% return before expenses)            $1,000,000.00       $1,019,709.98           1.03%            $5,134.64
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS III
       Actual                                              $1,000,000.00       $1,185,750.02           0.87%            $4,739.45
       Hypothetical (5% return before expenses)            $1,000,000.00       $1,020,457.84           0.87%            $4,381.04
------------------------------------------------------------------------------------------------------------------------------------

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/07. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Information   regarding  how  the  Fund  voted  proxies  relating  to  portfolio securities during the most recent 12-month period ended June 30 is also available upon request by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may also be viewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)                                                         BAILLIE GIFFORD EMERGING MARKETS FUND
========================================================================================================================

COMPANY                                                                              SHARES                U.S. $ VALUE
------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 94.2%
BRAZIL - 7.6%
Companhia Vale do Rio Doce ADR                                                       69,500               $   3,096,225
Gol-Linhas Inteligentes SA ADR                                                       55,300                   1,824,347
JBS SA (a)                                                                          286,500                   1,190,031
Lojas Renner SA                                                                      80,000                   1,487,020
Petroleo Brasileiro SA ADR                                                           71,000                   8,610,170
Unibanco - Uniao de Bancos Brasileiros SA GDR                                        12,800                   1,444,736
                                                                                                          --------------
                                                                                                             17,652,529
                                                                                                          --------------
BOLIVIA - 0.8%
Apex Silver Mines Ltd. (a)                                                           86,439                   1,744,339
                                                                                                          --------------
CHINA - 15.2%
Angang Steel Co. Ltd., Class H                                                    1,114,000                   2,291,296
Beijing Capital International Airport Co., Ltd., Class H                          1,084,000                   1,525,218
China Mobile Ltd.                                                                   322,500                   3,463,062
China Overseas Land & Investment Ltd.                                             1,110,000                   1,732,179
China Shenhua Energy Co., Ltd., Class H                                             735,500                   2,568,356
China Unicom Ltd.                                                                 1,966,000                   3,384,842
CNOOC Ltd.                                                                        4,126,000                   4,675,982
Cosco Pacific Ltd.                                                                  528,000                   1,384,515
Fu Ji Food & Catering Services                                                      329,000                   1,132,030
GOME Electrical Appliances Holdings Ltd.                                          1,192,000                   1,826,598
Hutchison Telecommunications International Ltd.                                   2,575,000                   3,320,073
Jiangsu Express Co., Ltd., Class H                                                1,032,000                   1,042,838
Kingboard Chemical Holdings Ltd.                                                    457,000                   2,104,401
Li Ning Co., Ltd.                                                                   544,000                   1,319,311
PetroChina Co., Ltd., Class H                                                     1,646,000                   2,425,449
Shanghai Prime Machinery Co., Ltd., Class H                                       2,518,000                   1,043,544
                                                                                                          --------------
                                                                                                             35,239,694
                                                                                                          --------------
COLOMBIA - 0.9%
Bancolombia SA ADR                                                                   60,200                   1,976,366
                                                                                                          --------------
EGYPT - 1.4%
Commercial International Bank GDR                                                   164,000                   1,730,036
Orascom Construction Industries GDR                                                  12,400                   1,622,793
                                                                                                          --------------
                                                                                                              3,352,829
                                                                                                          --------------
INDIA - 5.3%
Infosys Technologies Ltd. ADR                                                        91,500                   4,333,879
JSW Steel Ltd.                                                                      112,400                   1,687,759
Reliance Industries Ltd. GDR                                                         74,700                   6,238,100
                                                                                                          --------------
                                                                                                             12,259,738
                                                                                                          --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)                                                         BAILLIE GIFFORD EMERGING MARKETS FUND
========================================================================================================================

COMPANY                                                                              SHARES                U.S. $ VALUE
------------------------------------------------------------------------------------------------------------------------

INDONESIA - 3.8%
PT Bank Mandiri                                                                   6,536,500               $   2,260,826
PT Bank Rakyat Indonesia                                                          3,821,000                   2,431,738
PT Indosat Tbk                                                                    3,067,500                   2,206,835
PT Telekomunikasi Indonesia Tbk                                                   1,862,400                   2,030,397
                                                                                                          --------------
                                                                                                              8,929,796
                                                                                                          --------------
IRELAND - 1.0%
Kenmare Resources Plc. (a)                                                        1,829,361                   2,394,894
                                                                                                          --------------
LUXEMBOURG - 0.7%
Ternium SA ADR                                                                       54,800                   1,659,892
                                                                                                          --------------
MALAYSIA - 3.1%
Bumiputra-Commerce Holdings Berhad                                                  707,000                   2,395,916
IOI Corp. Berhad                                                                  1,577,400                   2,375,809
Sime Darby Berhad                                                                   895,000                   2,488,631
                                                                                                          --------------
                                                                                                              7,260,356
                                                                                                          --------------
MEXICO - 6.2%
America Movil SA de CV, Series L                                                    814,308                   2,517,183
America Movil SA de CV, Series L ADR                                                 67,200                   4,161,696
Consorcio ARA SA de CV                                                              983,600                   1,585,871
Grupo Financiero Banorte SA de CV, Class O                                          713,000                   3,269,033
WalMart de Mexico SA de CV, Series V                                                730,880                   2,776,707
                                                                                                          --------------
                                                                                                             14,310,490
                                                                                                          --------------
RUSSIA - 8.4%
AO VimpelCom ADR                                                                     21,100                   2,223,096
Evraz Group SA GDR                                                                   42,400                   1,742,640
Gazprom ADR                                                                         182,900                   7,663,510
Mining and Metallurgical Co., Norilsk Nickel ADR                                      9,000                   1,881,000
OAO Rosneft Oil Co. GDR 144A*                                                       582,300                   4,600,170
Pharmstandard, Class S GDR 144A* (a)                                                 62,200                   1,040,606
Sberbank GDR Reg S                                                                      600                     296,986
                                                                                                          --------------
                                                                                                             19,448,008
                                                                                                          --------------
SOUTH AFRICA - 6.3%
ABSA Group Ltd.                                                                     103,500                   1,929,984
Anglo American Plc. (a)                                                              77,000                   4,471,285
FirstRand Ltd.                                                                      374,000                   1,198,582
GEM Diamonds Ltd. (a)                                                               102,900                   2,105,823
Impala Platinum Holdings Ltd.                                                        37,000                   1,133,296
Massmart Holdings Ltd.                                                              119,056                   1,456,967
Naspers Ltd., Class N                                                                91,900                   2,371,781
                                                                                                          --------------
                                                                                                             14,667,718
                                                                                                          --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)                                                         BAILLIE GIFFORD EMERGING MARKETS FUND
========================================================================================================================

COMPANY                                                                              SHARES                U.S. $ VALUE
------------------------------------------------------------------------------------------------------------------------

SOUTH KOREA - 19.8%
Cheil Industries, Inc.                                                               41,500               $   1,994,372
Daegu Bank                                                                          141,000                   2,472,346
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                   47,300                   2,677,552
Hana Financial Group, Inc.                                                           59,700                   2,911,013
Hite Brewery Co., Ltd.                                                               10,700                   1,389,761
Hyundai Development Co.                                                              44,030                   3,135,809
Hyundai Marine & Fire Insurance Co., Ltd.                                           133,000                   2,404,048
Industrial Bank of Korea                                                            104,300                   2,127,995
ORION Corp.                                                                           7,000                   2,091,135
POSCO                                                                                 5,000                   2,400,152
Samsung Corp.                                                                       169,890                   8,329,924
Samsung Fire & Marine Insurance Co., Ltd.                                            20,000                   3,853,231
Samsung Heavy Industries Co., Ltd.                                                   50,100                   2,451,044
Shinsegae Co., Ltd.                                                                   5,750                   3,746,618
Woongjin Coway Co., Ltd.                                                             47,100                   1,595,660
Yuhan Corp.                                                                          13,724                   2,569,815
                                                                                                          --------------
                                                                                                             46,150,475
                                                                                                          --------------
TAIWAN - 10.9%
Chang Hwa Commercial Bank                                                         2,888,000                   1,827,737
China Life Insurance Co., Ltd. (a)                                                1,984,000                   1,056,411
Far Eastern Department Stores Ltd.                                                2,632,160                   2,030,221
Far Eastern International Bank                                                    1,091,000                     497,931
Greatek Electronics, Inc.                                                           692,000                   1,303,317
Hon Hai Precision Industry Co., Ltd.                                                893,846                   7,723,856
Shin Kong Financial Holding Co., Ltd.                                             2,089,178                   2,431,420
Taiwan Fertilizer Co., Ltd.                                                         484,000                   1,016,126
Taiwan Semiconductor Manufacturing Co., Ltd.                                      3,230,518                   6,969,017
Yang Ming Marine Transport                                                          474,000                     367,766
                                                                                                          --------------
                                                                                                             25,223,802
                                                                                                          --------------
THAILAND - 0.6%
Bangkok Bank PCL NVDR                                                               435,800                   1,476,860
                                                                                                          --------------

TURKEY - 1.6%
Turkiye Garanti Bankasi AS                                                          663,013                   3,731,209
                                                                                                          --------------

TURKMENISTAN - 0.2%
Dragon Oil Plc. (a)                                                                 142,861                     571,108
                                                                                                          --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
JUNE 30, 2007 (UNAUDITED)                                                         BAILLIE GIFFORD EMERGING MARKETS FUND
========================================================================================================================

COMPANY                                                                              SHARES                U.S. $ VALUE
------------------------------------------------------------------------------------------------------------------------

VIETNAM - 0.4%
Vietnam Resource Investments Holding Ltd. (a)                                       102,000               $   1,045,500
                                                                                                          --------------

TOTAL COMMON STOCKS
      (cost $140,133,663)                                                                                   219,095,603
                                                                                                          --------------

PREFERRED STOCKS - 3.4%
BRAZIL -- 3.4%
Banco Bradesco SA                                                                    74,140                   1,791,139
Itausa - Investimentos Itau SA                                                      991,780                   6,174,165
                                                                                                          --------------

TOTAL PREFERRED STOCKS
      (cost $3,918,147)                                                                                       7,965,304
                                                                                                          --------------

TOTAL INVESTMENTS - 97.6%
      (cost $144,051,810)                                                                                   227,060,907
Other assets less liabilities - 2.4%                                                                          5,477,235
                                                                                                          --------------
NET ASSETS - 100.0%                                                                                       $ 232,538,142
                                                                                                          ==============


(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
VDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuation is typically not required.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INDUSTRY DIVERSIFICATION TABLE
JUNE 30, 2007 (UNAUDITED)                                                       BAILLIE GIFFORD EMERGING MARKETS FUND
=====================================================================================================================

                                                                                                     % OF TOTAL
                                                                         U.S. $ VALUE                NET ASSETS
                                                                         ------------                ----------
Airport Development                                                      $  3,349,565                    1.4%
Banks                                                                      27,903,117                   12.0
Beverages, Food & Tobacco                                                   3,480,896                    1.5
Chemicals                                                                   9,358,627                    4.0
Construction & Building Materials                                          10,163,034                    4.4
Diversified Financial Services                                             18,961,532                    8.2
Diversified Industrials                                                    11,627,613                    5.0
Electronic & Electrical Equipment                                          16,352,765                    7.0
Engineering - General                                                       2,677,552                    1.1
Engineering & Machinery                                                     2,451,044                    1.1
Food Producers & Processors                                                 4,697,870                    2.0
Insurance                                                                   7,313,690                    3.1
Media & Photography                                                         2,371,781                    1.0
Mining & Metals                                                            27,517,065                   11.8
Oil & Gas                                                                  29,591,889                   12.7
Pharmaceuticals                                                             3,610,421                    1.6
Retailers-General                                                          14,643,442                    6.3
Support Services                                                            4,333,879                    1.9
Telecommunication Services                                                 23,307,184                   10.0
Transportation                                                              1,752,281                    0.8
Water Treatment Systems                                                     1,595,660                    0.7
                                                                         ------------                  -----
Total Value of Investments                                                227,060,907                   97.6%
Other assets less liabilities                                               5,477,235                    2.4
                                                                         ------------                  -----
Net Assets                                                               $232,538,142                  100.0%
                                                                         ============                  =====



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)                                           BAILLIE GIFFORD EMERGING MARKETS FUND
=========================================================================================================
ASSETS
         Investments, at value (cost $144,051,810)                                         $ 227,060,907
         Cash                                                                                  2,572,440
         Foreign cash, at value (cost $2,546,390)                                              2,544,328
         Dividends and interest receivable                                                     2,372,357
         Receivable for investments sold                                                       1,192,337
         Other assets                                                                             28,023
                                                                                           --------------

         Total Assets                                                                        235,770,392
                                                                                           --------------

LIABILITIES
         Payable for investments purchased                                                     2,612,573
         Advisory fee payable                                                                    277,103
         Servicing fee payable                                                                    74,052
         Unrealized depreciation on forward foreign currency contracts                             3,216
         Accrued expenses and other liabilities                                                  265,306
                                                                                           --------------

         Total Liabilities                                                                     3,232,250
                                                                                           --------------

NET ASSETS                                                                                 $ 232,538,142
                                                                                           ==============

COMPOSITION OF NET ASSETS
         Paid-in capital                                                                   $ 108,776,409
         Undistributed net investment income                                                   3,121,922
         Accumulated net realized gain on investments and foreign currency transactions       37,630,204
         Net unrealized appreciation in value of investments and foreign currencies           83,009,607
                                                                                           --------------
                                                                                           $ 232,538,142
                                                                                           ==============

NET ASSET VALUE, PER SHARE
         CLASS II ($52,236,291 / 2,067,418 shares outstanding),
              unlimited authorized, no par value                                           $       25.27
                                                                                           ==============
              Maximum Purchase Price Per Share (Note E)                                    $       25.32
                                                                                           ==============
              Minimum Redemption Price Per Share (Note E)                                  $       25.22
                                                                                           ==============

         CLASS III ($180,301,851 / 7,102,267 shares outstanding),
              unlimited authorized, no par value                                           $       25.39
                                                                                           ==============
              Maximum Purchase Price Per Share (Note E)                                    $       25.44
                                                                                           ==============
              Minimum Redemption Price Per Share (Note E)                                  $       25.34
                                                                                           ==============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)                         BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================================================
INVESTMENT INCOME
         Dividends (net of foreign withholding taxes of $259,764)                                  $  4,087,497
         Interest                                                                                        36,173
                                                                                                   -------------
            TOTAL INVESTMENT INCOME                                                                   4,123,670
                                                                                                   -------------

EXPENSES
         Advisory fee (Note B)                                                                          535,262
         Shareholder servicing fees - Class III Shares (Note B)                                          82,986
                                      Class II Shares (Note B)                                           57,402
         Custody                                                                                        108,633
         Legal                                                                                           57,086
         Fund Accounting                                                                                 56,217
         Insurance                                                                                       23,374
         Professional fees                                                                               20,627
         Trustees' fees                                                                                  13,019
         Transfer Agency                                                                                  5,917
         Miscellaneous                                                                                      592
                                                                                                   -------------
         TOTAL EXPENSES                                                                                 961,115
                                                                                                   -------------

            NET INVESTMENT INCOME                                                                     3,162,555
                                                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
         Net realized gain (loss) from:
              Investments                                                                            30,754,165
              Foreign currency transactions                                                            (174,418)
                                                                                                   -------------
                                                                                                     30,579,747
                                                                                                   -------------
         Net change in unrealized appreciation/depreciation on:
              Investments                                                                             3,694,048
              Translation of assets and liabilities in foreign currencies                                (6,327)
                                                                                                   -------------
                                                                                                      3,687,721
                                                                                                   -------------

         Net realized and unrealized gain on investments and foreign currency transactions           34,267,468
                                                                                                   -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                         $ 37,430,023
                                                                                                   =============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS                                                          BAILLIE GIFFORD EMERGING MARKETS FUND
==================================================================================================================================

                                                                                            FOR THE SIX
                                                                                            MONTHS ENDED           FOR THE
                                                                                           JUNE 30, 2007          YEAR ENDED
                                                                                            (UNAUDITED)        DECEMBER 31, 2006
                                                                                          --------------       -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
         Net investment income                                                            $   3,162,555          $   1,973,025
         Net realized gain from investments and foreign currency transactions                30,579,747             47,584,165
         Net change in unrealized appreciation/depreciation on investments
             and translation of assets and liabilities in foreign currencies                  3,687,721             10,682,585
                                                                                          --------------         --------------
         Net increase in net assets from operations                                          37,430,023             60,239,775
                                                                                          --------------         --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income:
              Class II                                                                                -               (303,881)
              Class III                                                                               -             (1,076,307)
         Capital gains:
              Class II                                                                                -             (9,431,176)
              Class III                                                                               -            (34,191,469)
                                                                                          --------------         --------------

         TOTAL DIVIDENDS AND DISTRIBUTIONS                                                            -            (45,002,833)
                                                                                          --------------         --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
         Redemption fees:
              Class II                                                                            6,057                 21,973
              Class III                                                                          21,261                 72,474
         Dividends and distributions reinvested:
              Class II                                                                                -             14,485,685
              Class III                                                                               -             53,424,514
         Cost of shares redeemed:
              Class II                                                                                -             (7,518,797)
              Class III                                                                     (10,927,318)           (30,259,904)
                                                                                          --------------         --------------
         INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
             BENEFICIAL INTEREST                                                            (10,900,000)            30,225,945
                                                                                          --------------         --------------

         TOTAL INCREASE IN NET ASSETS                                                        26,530,023             45,462,887

NET ASSETS
         Beginning of period                                                                206,008,119            160,545,232
                                                                                          --------------         --------------
         End of period (undistributed (distributions in excess) of net investment income
           of $3,121,922 and ($40,633), respectively)                                     $ 232,538,142          $ 206,008,119
                                                                                          ==============         ==============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS                                                                        BAILLIE GIFFORD EMERGING MARKETS FUND
---------------------------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR CLASS II SHARES OUTSTANDING THROUGHOUT EACH PERIOD:

                                                           FOR THE SIX                                            FOR THE PERIOD
                                                           MONTHS ENDED       FOR THE            FOR THE         JUNE 21, 2004(a)
                                                          JUNE 30, 2007      YEAR ENDED        YEAR ENDED             THROUGH
                                                           (UNAUDITED)   DECEMBER 31, 2006  DECEMBER 31, 2005    DECEMBER 31, 2004
                                                           -----------   -----------------  -----------------    -----------------

Net asset value, beginning of period                          $21.35           $19.73            $16.60               $14.36
                                                              ------           ------            ------               ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                                       0.32             0.22              0.28                 0.11
Net realized and unrealized gain
     on investments and foreign
     currency transactions                                     3.60             7.23              6.33                 4.17
                                                              ------           ------            ------               ------
Net increase in net asset
     value from investment operations                          3.92             7.45              6.61                 4.28
                                                              ------           ------            ------               ------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                            -              (0.18)            (0.34)               (0.75)
Taxable distributions in excess of net investment income
       and net realized gain on investments                     -              (5.66)            (3.14)               (1.29)
                                                              ------           ------            ------               ------
       Total Dividends and Distributions                        -              (5.84)            (3.48)               (2.04)
                                                              ------           ------            ------               ------

PROCEEDS FROM REDEMPTION FEES                                   -               0.01                -                    -
                                                              ------           ------            ------               ------

Net asset value, end of period                                $25.27           $21.35            $19.73               $16.60
                                                              ======           ======            ======               ======

TOTAL RETURN
Total investment return based on net
     asset value(c)                                           18.36%           38.21%            40.20%               30.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                         $52,236          $44,134            $33,294              $23,251
Ratio of net expenses
      to average net assets                                   1.03%*           1.03%              1.11%               0.84%*
Ratio of net investment income
      to average net assets                                   2.90%*           0.95%              1.37%               1.36%*
Portfolio turnover rate                                        33%              50%                48%                  80%



*   Annualized.
(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS                                                            BAILLIE GIFFORD EMERGING MARKETS FUND
---------------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR CLASS III SHARES OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                FOR THE SIX
                                                                MONTHS ENDED         FOR THE             FOR THE
                                                               JUNE 30, 2007       YEAR ENDED          YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2006   DECEMBER 31, 2005
                                                                -----------     -----------------   -----------------
Net asset value, beginning of period                              $21.42             $19.78              $16.61
                                                                  ------             ------              ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                                           0.34               0.25                0.30
Net realized and unrealized gain
     on investments and foreign
     currency transactions                                         3.63               7.24                6.36
                                                                  ------             ------              ------
Net increase in net asset value
    from investment operations                                     3.97               7.49                6.66
                                                                  ------             ------              ------
                                                                                                                       -

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                 -               (0.18)              (0.34)
Taxable distributions in excess of net investment income
       and net realized gain on investments                          -               (5.68)              (3.15)
                                                                  ------             ------              ------
       Total Dividends and Distributions                             -               (5.86)              (3.49)
                                                                  ------             ------              ------

PROCEEDS FROM REDEMPTION FEES                                        -                0.01                  -
                                                                  ------             ------              ------

Net asset value, end of period                                    $25.39             $21.42              $19.78
                                                                  ======             ======              ======

TOTAL RETURN
Total investment return based on net
     asset value(c)                                               18.53%             38.30%              40.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                             $180,302           $161,874            $127,251
Ratio of net expenses
      to average net assets                                       0.87%*              0.88%               0.96%
Ratio of net investment income
      to average net assets                                       3.01%*              1.10%               1.61%
Portfolio turnover rate                                             33%                50%                 48%



                                                                                      FOR THE PERIOD
                                                                   FOR THE           APRIL 4, 2003(a)
                                                                 YEAR ENDED              THROUGH
                                                              DECEMBER 31, 2004     DECEMBER 31, 2003
                                                              -----------------     -----------------
Net asset value, beginning of period                               $15.03                 $10.00
                                                                   ------                 ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                                            0.26                   0.10
Net realized and unrealized gain
     on investments and foreign
     currency transactions                                          3.36                   5.82
                                                                   ------                 ------

Net increase in net asset value
    from investment operations                                      3.62                   5.92
                                                                   ------                 ------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income                               (0.75)                 (0.10)
Taxable distributions in excess of net investment income
       and net realized gain on investments                        (1.29)                 (0.79)
                                                                   ------                 ------

       Total Dividends and Distributions                           (2.04)                 (0.89)
                                                                   ------                 ------

PROCEEDS FROM REDEMPTION FEES                                         -                      -
                                                                   ------                 ------

Net asset value, end of period                                     $16.61                 $15.03
                                                                   ======                 ======

TOTAL RETURN

Total investment return based on net
     asset value(c)                                                24.62%                 59.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                              $114,351               $81,204
Ratio of net expenses
      to average net assets                                         0.77%                 1.11%*
Ratio of net investment income
      to average net assets                                         1.67%                 1.06%*
Portfolio turnover rate                                              80%                   68%


*   Annualized.
(a) Commencement of investment operations.

(b) Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

The Baillie Gifford Emerging Markets Fund (the "Fund") is a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001. The Fund offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares are authorized, without par value). At June 30, 2007, only Class II and Class III shares were issued and outstanding.

The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Fund and disclosure of contingent assets and liabilities for the Fund at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or, on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last bid and asked price. Other securities for which current market quotations are not readily available, and all other assets are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the Trustees of the Trust. The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Trustees.

The Fund invests in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

Repurchase agreements are carried at cost, which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. For the Fund, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At June 30, 2007, the Fund did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

FEDERAL TAXES

The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with federal income tax regulations.

Passive Foreign Investment Company losses incurred after October 31 ("post-October PFIC losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. At December 31, 2006, the Fund incurred and will defer post-October PFIC losses of $40,633.

For the year ended December 31, 2006, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets, was:

Fund                               Ordinary Income            Long-Term Capital Gains
----                               ---------------            -----------------------

Emerging Markets                     $4,079,607                     $40,923,226

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an Investment Advisory Agreement between the Manager and the Trust on behalf of the Fund, the Fund pays the Manager a quarterly management fee, in arrears, at 0.50% annual rate of the respective Fund's average net assets (calculated by taking the average of all determinations of net asset value made at the end of each month). For the six months ended June 30, 2007, the Fund incurred $535,262 in management fees.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of personal services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of 0.25% and 0.10% of the Fund's average daily net assets attributable to Class II and Class III shares, respectively. For the six months ended June 30, 2007, the Fund incurred $57,402 and $82,986 in shareholder servicing fees for Class II and Class III shares, respectively.

NOTE C -- INVESTMENT TRANSACTIONS

Purchases  and  proceeds  from  sales  of   securities   (excluding   short-term
securities) were $69,393,983 and $79,637,744, respectively.

The gross unrealized appreciation and (depreciation) on investments at June 30, 2007 were as follows:


Gross Unrealized Appreciation                     $85,242,642
Gross Unrealized (Depreciation)                    (2,233,545)
                                                  -----------
     Net Unrealized Appreciation                  $83,009,097
                                                  -----------

The Fund may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies. At June 30, 2007, the Fund was not a party to any such financial instruments.

NOTE D -- REPURCHASE AGREEMENTS

A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by the Fund of more than seven days duration (or investments in any other securities which are deemed to be illiquid) are not permitted if more than 15% of the Fund's net assets would be so invested. At June 30, 2007, the Fund did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                              Emerging Markets Fund



                                                          Class II Shares
                                                     For the Six Months Ended
                                                           June 30, 2007
                                  ----------------------------------------------------------------
                                             Shares                            Amount
                                  -----------------------------     ------------------------------

Shares sold                                               -                                 -

Redemption fees                                           -                            $6,057

Shares issued in
reinvestment of dividends
and distributions                                         -                                 -

Shares redeemed                                           -                                 -
                                                   --------                       -----------

Net increase (decrease)                                   -                            $6,057
                                                    =======                       ===========



                                                     Class III Shares
                                                 For the Six Months Ended
                                                       June 30, 2007
                              ----------------------------------------------------------------
                                         Shares                            Amount
                              -----------------------------     ------------------------------
Shares sold                                               -                                 -

Redemption fees                                           -                           $21,261

Shares issued in
reinvestment of dividends
and distributions                                         -                                 -


Shares redeemed                                    (453,463)                      (10,927,318)
                                                   --------                      ------------


Net increase (decrease)                            (453,463)                     ($10,906,057)
                                                   ========                      ============



                                                      Class II Shares
                                                     For the Year Ended
                                                     December 31, 2006
                               ---------------------------------------------------------------
                                          Shares                            Amount
                               -----------------------------      ----------------------------
Shares sold                                               -                                 -

Redemption fees                                           -                           $21,973

Shares issued in
reinvestment of dividends
and distributions
                                                    678,995                        14,485,685

Shares redeemed                                    (299,235)                       (7,518,797)
                                                   --------                       -----------



Net increase                                        379,760                       $ 6,988,861
                                                    =======                       ===========


                                                           Class III Shares
                                                          For the Year Ended
                                                           December 31, 2006
                               ----------------------------------------------------------------
                                          Shares                            Amount
                               -----------------------------     ------------------------------
Shares sold                                               -                                 -

Redemption fees                                           -                           $72,474

Shares issued in
reinvestment of dividends
and distributions
                                                  2,497,678                        53,424,514

Shares redeemed                                  (1,375,957)                      (30,259,904)
                                                 ----------                       ------------

Net increase                                      1,121,721                       $23,237,084
                                                 ==========                       ===========




The Fund charges purchase premiums in the case of cash investments and redemption fees in the case of cash redemptions. All purchase premiums and redemption fees are paid to and retained by the Fund and are intended to offset brokerage and transaction costs arising in connection with purchases or redemptions. The purchase premium and redemption fee may be waived or reduced by the Manager, however, if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager's discretion.

At June 30, 2007, Nebraska Investment Council, which is a Nebraska state investment agency located at 941 "O" Street, Suite 500, Lincoln, Nebraska 68506, owned 77.54% of the voting securities of the Fund, and the Fire and Police Pension Association of Colorado located at 5290 DTC Parkway, Suite 100, Greenwood Village, Colorado 80111-2721, owned 22.46% of the voting securities of the Fund.

NOTE F -- NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of June 30, 2007, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its potential impact in the financial statements has not yet been determined.

NOTE G - COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

SUPPLEMENTAL INFORMATION (UNAUDITED)

MANAGEMENT OF THE TRUST


The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.


                                   POSITION(S)              LENGTH OF
                                   HELD WITH                  TIME
         NAME AND AGE(1)             TRUST                   SERVED(2)
------------------------------------------------------------------------------
TRUSTEES
------------------------------------------------------------------------------
John G. Barrie, Jr.                Trustee                  Since 2000
Age: 67

---------------------------------- ------------------------ ------------------
George W. Browning                 Trustee                  Since 2007
Age: 65


------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------
R. Robin Menzies(4)                Trustee,                 Since 2000
Age: 54                            Chairman of the
                                   Board and
                                   President
------------------------------------------------------------------------------
OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)
------------------------------------------------------------------------------
Edward H. Hocknell                 Vice President           Since 2000
Age: 46


------------------------------------------------------------------------------
Alan Paterson                      Vice President           Since 2000
Age: 39

------------------------------------------------------------------------------
Dickson Jackson                    Vice President           Since 2005
Age: 35


------------------------------------------------------------------------------
Nigel Cessford                     Treasurer                Since 2005
Age: 44

------------------------------------------------------------------------------
Angus N.G. Macdonald               Secretary                Since 2000
Age: 41

------------------------------------------------------------------------------
Graham Laybourn                    Chief                    Since 2005
Age: 40                            Compliance
                                   Officer
------------------------------------------------------------------------------


                                                                                                        NUMBER OF FUNDS IN
                                                                                                          FUND COMPLEX
         NAME AND AGE(1)           PRINCIPAL OCCUPATION DURING PAST 5 YEARS(3)                         OVERSEEN BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
John G. Barrie, Jr.                Retired.  Formerly: Assistant Treasurer, Dominion
Age: 67                            Resources, Inc. (electric and gas utility).                                  1

---------------------------------- ------------------------------------------------------------------------- ---------------------
George W. Browning                 Retired.  Formerly: Managing Director, Client Service,
Age: 65                            Babson Capital Management, LLC (investment
                                   manager).                                                                    1

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
R. Robin Menzies(4)                Partner, Baillie Gifford & Co. (investment manager);
Age: 54                            Director, Baillie Gifford Overseas Ltd. (investment
                                   adviser); Director and Chief Executive, Guardian                             1
                                   Baillie Gifford Ltd. (investment adviser).
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)
----------------------------------------------------------------------------------------------------------------------------------
Edward H. Hocknell                 Partner, Baillie Gifford & Co. (investment manager);
Age: 46                            Director, Baillie Gifford Overseas Ltd. (investment                         N/A
                                   adviser). Director, Guardian Baillie Gifford Ltd.
                                   (investment adviser).
----------------------------------------------------------------------------------------------------------------------------------
Alan Paterson                      Partner, Baillie Gifford & Co. (investment manager).
Age: 39                                                                                                         N/A

----------------------------------------------------------------------------------------------------------------------------------
Dickson Jackson                    Head of Institutional Clients Accounting Department,
Age: 35                            Baillie Gifford & Co. (investment manager); formerly,                       N/A
                                   Treasurer of the Trust (2001 to 2005).

----------------------------------------------------------------------------------------------------------------------------------
Nigel Cessford                     Head of Overseas Institutional Clients Accounting
Age: 44                            Department, Baillie Gifford & Co. (investment                               N/A
                                   manager).
----------------------------------------------------------------------------------------------------------------------------------
Angus N.G. Macdonald               Head of Legal for the Baillie Gifford Group
Age: 41                            (investment manager).                                                        N/A

----------------------------------------------------------------------------------------------------------------------------------
Graham Laybourn                    Compliance Officer, Baillie Gifford Group (investment
Age: 40                            manager).                                                                    N/A

-----------------------------------------------------------------------------------------------------------------------------------

(1) The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2) There is no stated term of office for the Trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other Officers may be elected or appointed by the Trustees at any time.

(3) Previous positions during the past five years with Baillie Gifford & Co., Baillie Gifford Overseas Ltd. and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4) Mr. Menzies is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with the Manager. Prior to October 2006, Mr. Menzies served as an officer of portfolios in the Guardian Funds fund complex.

Additional information regarding the Trustees is available upon request, without
charge   by   calling    Baillie   Gifford    Overseas    Limited   collect   at
011-44-131-275-2000.

                INVESTMENT ADVISORY AGREEMENT RENEWAL (UNAUDITED)

         At an in-person meeting held on June 14, 2007, the Board of Trustees (the "Board") of the Baillie Gifford Funds (the "Trust") unanimously approved the renewal of the investment advisory agreement (the "Advisory Agreement") for the Emerging Markets Fund (the "Fund") between the Trust on behalf of the Fund and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, prior to the meeting, the Independent Trustees (those trustees who are not interested persons as defined by the Investment Company Act of 1940) of the Board met independently of Trust management and of the interested Trustee to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, "Lipper") and independent legal counsel with respect to contract renewal, and they presented their findings and recommendations to the full Board.

         Based upon the findings and recommendations of the Independent Trustees, the Board concluded that it was in the best interests of the Fund to renew the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors.

         The Board considered the nature, extent and quality of the services provided by the Manager for the Fund and concluded that they were satisfactory. In reaching this conclusion the Board reviewed information regarding the Manager and its investment advisory business, the Fund's performance, the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Fund, the Manager's financial statements and the Fund's expense ratio compared to similar funds.

         The Board reviewed one-year and since-inception total return information for the Fund provided by Lipper compared to an average of comparable funds and to its benchmark index and concluded that the Fund's top quintile investment performance was favorable.

         The Board reviewed financial information provided by the Manager and its affiliates including information about the revenues received with respect to the Fund. The Board received information on the Manager's estimated profitability on its investment management fee revenue. The Board concluded that the Manager's profits were not unreasonable.

         The Board reviewed the Fund's management fee, other expenses and total expense ratio and compared them to fees and expense ratios of comparable funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee was below the average of the comparable funds. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. On the basis of the information provided, the Board concluded that the management fee was reasonable.

         The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from any economies of scale. The Board considered that the management fee was on the low end of the spectrum of comparable funds and concluded that the management fee reflected an appropriate sharing between the Fund and the Manager of any economies of scale in the management of the Fund at current asset levels.

         The Board considered other benefits derived by the Manager from its relationship to the Fund, including receipt of the shareholder servicing fee and the use of soft dollars to pay for research and/or brokerage services for the Fund or other clients of the Manager. The Board concluded that, taking into account these benefits, the Fund's management fee was reasonable.

         Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund continued to be fair and reasonable and that the continuation of the Advisory Agreement was in the best interests of the Fund.

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) A separate certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)). Attached hereto.

(a)(3) Not applicable.

(b) Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BAILLIE GIFFORD FUNDS
            ---------------------------

By       /s/ R Robin Menzies
    -----------------------------------
         R Robin Menzies, President

Date     August 23, 2007
    -----------------------------------


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ R Robin Menzies
    -----------------------------------
         R Robin Menzies, President

Date     August 23, 2007
    -----------------------------------

By       /s/ Nigel Cessford
    -----------------------------------
         Nigel Cessford, Treasurer

Date     August 23, 2007
    -----------------------------------